Condensed Consoldated Balance Sheet (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2022	Jun. 30, 2021
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	610,000	610,000
Preferred stock, shares outstanding	610,000	610,000
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	1,200,000,000	1,200,000,000
Common stock, shares issued	616,351,592	446,385,628
Common stock, shares outstanding	616,351,592	446,385,628
Series C Redeemable Convertible Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	146,084	239,025
Preferred stock, shares outstanding	146,084	239,025
Class A Preferred Stock [Member]
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001